FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) dividend	Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liabilities		$ (7,516,000)
Estimated fair value
FAIR VALUE MEASUREMENTS
Fair value of the convertible promissory notes	$ 0
Public and private placement warrants
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liabilities	$ 0	$ 7,500,000
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible debt, measurement input | dividend	0